Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	May 07, 2024	Apr. 01, 2024	Aug. 30, 2023	Nov. 28, 2013	Jun. 30, 2024
Shareholders' Equity [Line Items]
Shares held in abeyance					296,891,100
Expenses for shares issued for services (in Dollars)					$ 112
Shares available for future grant					91,000,000
Share grant					9,000,000
Ordinary per share issued (in Dollars per share)	$ 0.0275
Options exercisable					33,998,875
Date of grant					5 years 7 months 6 days
Leiden University [Member]
Shareholders' Equity [Line Items]
Shares held in abeyance					157,200,000
Board of Directors [Member]
Shareholders' Equity [Line Items]
Increase number of ordinary shares				85,000,000
Share grant	9,000,000
Option exerisable	9,000,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Share-based payments shares issued		15,000,000
Expenses for shares issued for services (in Dollars)					$ 112
Increase number of ordinary shares			100,000,000
Option exerisable	41,000,000
Options exercisable	41,000,000
Date of grant	4 years